Reinsurance	12 Months Ended
Dec. 31, 2016
Reinsurance disclosure
Reinsurance disclosure [Text Block]

5.                       REINSURANCE

The Company’s consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance involves transferring certain insurance risks (along with the related written and earned premiums) the Company has underwritten to other insurance companies who agree to share these risks. The primary purpose of ceded reinsurance is to protect the Company, at a cost, from losses in excess of the amount it is prepared to accept and to protect the Company’s capital. Reinsurance is placed on both a quota-share and excess-of-loss basis.  Ceded reinsurance arrangements do not discharge the Company as the primary insurer, except for instances where the primary policy or policies have been novated, such as in certain structured settlement agreements.

The Company utilizes a corporate catastrophe excess-of-loss reinsurance treaty with unaffiliated reinsurers to manage its exposure to losses resulting from catastrophes and to protect its capital.  In addition to the coverage provided under this treaty, the Company also utilizes catastrophe bonds to protect against certain weather-related and earthquake losses in the Northeastern United States, and a Northeast catastrophe reinsurance treaty to protect against losses resulting from weather-related and earthquake catastrophes in the Northeastern United States.  The Company also utilizes excess-of-loss treaties to protect against earthquake losses up to a certain threshold in Business Insurance (for certain markets) and for Personal Insurance, and several reinsurance treaties specific to its international operations.

The Company monitors the financial condition of its reinsurers under voluntary reinsurance arrangements to evaluate the collectability of amounts due from reinsurers and as a basis for determining the reinsurers with which the Company conducts ongoing business.  In addition, in the ordinary course of business, the Company may become involved in coverage disputes with its reinsurers.  Some of these disputes could result in lawsuits and arbitrations brought by or against the reinsurers to determine the Company’s rights and obligations under the various reinsurance agreements. The Company employs dedicated specialists and strategies to manage reinsurance collections and disputes.

Included in reinsurance recoverables are amounts related to involuntary reinsurance arrangements.  The Company is required to participate in various involuntary reinsurance arrangements through assumed reinsurance, principally with regard to residual market mechanisms in workers’ compensation and automobile insurance, as well as homeowners’ insurance in certain coastal areas. In addition, the Company provides services for several of these involuntary arrangements (mandatory pools and associations) under which it writes such residual market business directly, then cedes 100% of this business to the mandatory pool.  Such participations and servicing arrangements are arranged to mitigate credit risk to the Company, as any ceded balances are jointly backed by all the pool members.

Also included in reinsurance recoverables are amounts related to certain structured settlements.  Structured settlements are annuities purchased from various life insurance companies to settle certain personal physical injury claims, of which workers’ compensation claims comprise a significant portion.  In cases where the Company did not receive a release from the claimant, the structured settlement is included in reinsurance recoverables and the related claim cost is included in the liability for claims and claim adjustment expense reserves, as the Company retains the contingent liability to the claimant.  If it is expected that the life insurance company is not able to pay, the Company would recognize an impairment of the related reinsurance recoverable if, and to the extent, the purchased annuities are not covered by state guaranty associations.  In the event that the life insurance company fails to make the required annuity payments, the Company would be required to make such payments.

The following is a summary of reinsurance financial data reflected in the consolidated statement of income:

(for the year ended December 31, in millions)	2016	2015	2014
Written premiums
Direct	$25,567	$24,939	$24,844
Assumed	928	843	788
Ceded	(1,537)	(1,661)	(1,728)
Total net written premiums	$24,958	$24,121	$23,904

Earned premiums
Direct	$25,262	$24,740	$24,810
Assumed	875	814	743
Ceded	(1,603)	(1,680)	(1,840)
Total net earned premiums	$24,534	$23,874	$23,713
Percentage of assumed earned premiums to net earned premiums	3.6%	3.4%	3.1%

Ceded claims and claim adjustment expenses incurred	$762	$1,034	$953

Ceded premiums include the premiums paid for coverage provided by the Company’s catastrophe bonds.

Reinsurance recoverables include amounts recoverable on both paid and unpaid claims and claim adjustment expenses and were as follows:

(at December 31, in millions)	2016	2015
Gross reinsurance recoverables on paid and unpaid claims and claim adjustment expenses	$3,181	$3,848
Allowance for uncollectible reinsurance	(116)	(157)
Net reinsurance recoverables	3,065	3,691
Mandatory pools and associations	2,054	2,015
Structured settlements	3,168	3,204
Total reinsurance recoverables	$8,287	$8,910

Terrorism Risk Insurance Program

The Terrorism Risk Insurance Program is a Federal program administered by the Department of the Treasury authorized through December 31, 2020 that provides for a system of shared public and private compensation for certain insured losses resulting from certified acts of terrorism.

In order for a loss to be covered under the program (subject losses), the loss must meet certain aggregate industry loss minimums and must be the result of an event that is certified as an act of terrorism by the U.S. Secretary of the Treasury, in consultation with the Secretary of Homeland Security and the Attorney General of the United States.  The annual aggregate industry loss minimum under the program is $140 million for 2017, but will increase over the life of the program to $200 million by December 31, 2020.  The program excludes from participation the following types of insurance: Federal crop insurance, private mortgage insurance, financial guaranty insurance, medical malpractice insurance, health or life insurance, flood insurance, reinsurance, commercial automobile, professional liability (other than directors and officers’), surety, burglary and theft, and farm-owners multi-peril.  In the case of a war declared by Congress, only workers’ compensation losses are covered by the program. All commercial property and casualty insurers licensed in the United States are generally required to participate in the program. Under the program, a participating insurer, in exchange for making terrorism insurance available, is entitled to be reimbursed by the Federal Government for 83% of subject losses in 2017, after an insurer deductible, subject to an annual cap.  This reimbursement percentage will decrease over the remaining four-year life of the program to 80% of subject losses by December 31, 2020.

The deductible for any calendar year is equal to 20% of the insurer’s direct earned premiums for covered lines for the preceding calendar year.  The Company’s estimated deductible under the program is $2.45 billion for 2017.  The annual cap limits the amount of aggregate subject losses for all participating insurers to $100 billion.  Once subject losses have reached the $100 billion aggregate during a program year, participating insurers will not be liable under the program for additional covered terrorism losses for that program year.  There have been no terrorism-related losses that have triggered program coverage since the program was established.  Since the law is untested, there is substantial uncertainty as to how it will be applied if an act of terrorism is certified under the program.  It is also possible that future legislative action could change or eliminate the program.  Further, given the unpredictable frequency and severity of terrorism losses, as well as the limited terrorism coverage in the Company’s own reinsurance program, future losses from acts of terrorism, particularly involving nuclear, biological, chemical or radiological events, could be material to the Company’s operating results, financial position and/or liquidity in future periods. In addition, the Company may not have sufficient resources to respond to claims arising from a high frequency of high severity natural catastrophes and/or of man-made catastrophic events involving conventional means.  While the Company seeks to manage its exposure to man-made catastrophic events involving conventional means, the Company may not have sufficient resources to respond to claims arising out of one or more man-made catastrophic events involving nuclear, biological, chemical or radiological means.